Convertible loan payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Loan Outstanding Interest Payable

Amount

Balance, June 30, 2019	$1,744,327
Accretion expense	146,266
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Balance, June 30, 2020	$1,600,000
Loan extinguishment	(1,600,000)
Balance, December 31, 2020	$-